Consolidated Statements of Shareholders' Equity - JPY (¥) ¥ in Millions	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock, at cost	Total Toyota Motor Corporation shareholders' equity	Noncontrolling interests
Beginning Balance at Mar. 31, 2012	¥ 11,066,478	¥ 397,050	¥ 550,650	¥ 11,917,074	¥ (1,178,833)	¥ (1,135,680)	¥ 10,550,261	¥ 516,217
Equity transaction with noncontrolling interests and other	5,636		675				675	4,961
Comprehensive income
Net income	1,083,482			962,163			962,163	121,319
Other comprehensive income (loss)
Foreign currency translation adjustments	461,754				434,638		434,638	27,116
Unrealized gains (losses) on securities	374,209				368,507		368,507	5,702
Pension liability adjustments	14,711				19,565		19,565	(4,854)
Total comprehensive income	1,934,156						1,784,873	149,283
Dividends paid to Toyota Motor Corporation shareholders	(190,008)			(190,008)			(190,008)
Dividends paid to noncontrolling interests	(45,640)							(45,640)
Repurchase and reissuance of treasury stock	2,234		(285)	(23)		2,542	2,234
Ending Balance at Mar. 31, 2013	12,772,856	397,050	551,040	12,689,206	(356,123)	(1,133,138)	12,148,035	624,821
Equity transaction with noncontrolling interests and other	3,513		528				528	2,985
Comprehensive income
Net income	1,991,648			1,823,119			1,823,119	168,529
Other comprehensive income (loss)
Foreign currency translation adjustments	301,889				296,942		296,942	4,947
Unrealized gains (losses) on securities	499,560				493,750		493,750	5,810
Pension liability adjustments	99,404				93,592		93,592	5,812
Total comprehensive income	2,892,501						2,707,403	185,098
Dividends paid to Toyota Motor Corporation shareholders	(396,030)			(396,030)			(396,030)
Dividends paid to noncontrolling interests	(63,065)							(63,065)
Repurchase and reissuance of treasury stock	9,212		(260)			9,472	9,212
Ending Balance at Mar. 31, 2014	15,218,987	397,050	551,308	14,116,295	528,161	(1,123,666)	14,469,148	749,839
Equity transaction with noncontrolling interests and other	6,679		(422)				(422)	7,101
Comprehensive income
Net income	2,307,904			2,173,338			2,173,338	134,566
Other comprehensive income (loss)
Foreign currency translation adjustments	404,352				380,448		380,448	23,904
Unrealized gains (losses) on securities	577,703				567,002		567,002	10,701
Pension liability adjustments	4,316				1,934		1,934	2,382
Total comprehensive income	3,294,275						3,122,722	171,553
Dividends paid to Toyota Motor Corporation shareholders	(554,933)			(554,933)			(554,933)
Dividends paid to noncontrolling interests	(69,295)							(69,295)
Repurchase of treasury stock	(360,233)					(360,233)	(360,233)
Reissuance of treasury stock	111,849		(2,136)	(23,290)		137,275	111,849
Retirement of treasury stock			(1,696)	(119,463)		121,159
Ending Balance at Mar. 31, 2015	¥ 17,647,329	¥ 397,050	¥ 547,054	¥ 15,591,947	¥ 1,477,545	¥ (1,225,465)	¥ 16,788,131	¥ 859,198